Accounting Policies - Noncontrolling Interests (Details)	Sep. 30, 2015 property joint_venture	Dec. 31, 2014 property skilled_nursing_facility joint_venture	Sep. 30, 2014 property joint_venture	Dec. 31, 2013 skilled_nursing_facility
Noncontrolling Interest [Line Items]
Number of joint ventures CCP had controlling interest | joint_venture	2	2	2
Number of Skilled Nursing Facilities (SNFs)	362	325
Joint Venture One
Noncontrolling Interest [Line Items]
Percentage of noncontrolling interest ownership of joint venture	6.82%	6.82%	6.82%
Joint Venture Two
Noncontrolling Interest [Line Items]
Percentage of noncontrolling interest ownership of joint venture	49.00%	49.00%	49.00%
Consolidated Properties | Joint Venture
Noncontrolling Interest [Line Items]
Number of Skilled Nursing Facilities (SNFs) | skilled_nursing_facility		6		5
Skilled Nursing Facilities | Consolidated Properties | Joint Venture
Noncontrolling Interest [Line Items]
Number of Skilled Nursing Facilities (SNFs)	6		6